Subsequent Events (Details Narrative) (10K) - USD ($)		1 Months Ended				9 Months Ended		12 Months Ended
	Mar. 06, 2017	Nov. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of common stock shares issued						3,096,483			421,797
Received shareholder loan						$ 137,000		$ 132,533
Common Stock [Member]
Number of common stock shares issued						3,040,239		11,180,289
Series A Preferred Stock [Member]
Number of common stock shares issued						13,367,100		62,854	960,929
Subsequent Event [Member]
Number of common stock shares issued				280,000
Accounts payable				$ 140,000
Received shareholder loan			$ 25,000
Subsequent Event [Member] | Common Stock [Member]
Number of common stock shares issued	5,517,900			5,517,900	5,517,900
Subsequent Event [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued	531,790	100,000		531,790	531,790